Debt (Details) $ in Millions, $ in Millions									3 Months Ended		6 Months Ended
		Jun. 05, 2026 CAD ($)	Jun. 05, 2026 USD ($)	Apr. 13, 2026 CAD ($)	Apr. 13, 2026 USD ($)	Feb. 12, 2026 CAD ($)	Jan. 28, 2026 CAD ($)	Jan. 28, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 05, 2026 USD ($)	Jun. 03, 2026 CAD ($)	Apr. 13, 2026 USD ($)	Mar. 30, 2026 CAD ($)	Apr. 14, 2025 CAD ($)	Apr. 14, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Net early debt redemption gains	[1]								$ 89	$ 91	$ 89	$ 357
Repayments of lease liabilities									$ 258	$ 278	$ 499	$ 582
Debt Repurchase, Tranche Two
Disclosure of detailed information about borrowings [line items]
Early repayments of non-current borrowings		$ 1,422
Debt Repurchase, Tranche One
Disclosure of detailed information about borrowings [line items]
Early repayments of non-current borrowings		963	$ 692
Series US-11 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 899											$ 650
Series US-11 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.45%											5.45%
Series US-1 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 491											$ 353
Borrowings		$ 1,601											$ 1,150
Series US-1 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.464%											4.464%
Series US-2 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 136											$ 98
Borrowings		$ 593											$ 426
Series US-2 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.30%											4.30%
Series US-4 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 152											$ 109
Borrowings		$ 587											$ 421
Series US-4 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.65%											3.65%
Series US-5 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 127											$ 91
Borrowings		$ 581											$ 417
Series US-5 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.15%											2.15%
Series US-6 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 117											$ 84
Borrowings		$ 639											$ 459
Series US-6 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.20%											3.20%
Series US-7 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 199											$ 143
Borrowings		$ 742											$ 533
Series US-7 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.65%											3.65%
Series M-3 Medium-term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 60
Borrowings		$ 200
Series M-3 Medium-term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.55%											6.55%
Series M-39 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 301
Borrowings		$ 395
Series M-39 Medium-term notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.35%											4.35%
M-45 MTN debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 367
Borrowings		$ 400
M-45 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.45%											4.45%
Series M-52 Medium-term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 345
Borrowings		$ 1,000
Series M-52 Medium-term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%											2.50%
Series M-60 Medium-term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount		$ 380
Borrowings		$ 600
Series M-60 Medium-term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.15%											5.15%
Series M-69 Medium-term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 900
Series M-69 Medium-term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.70%
M-70 MTN debentures
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 700
M-70 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														5.30%
M-68 MTN debentures
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 750
M-68 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																4.40%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series D
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 750
Borrowings, interest rate, reset term						5 years
Borrowings, terms						5 years
Fixed-to-Fixed Rate Junior Subordinated Notes, Series D | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.375%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series D | Government of Canada yield plus a spread
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.388%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series E
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 750
Borrowings, interest rate, reset term						5 years
Borrowings, terms						5 years
Borrowings, redemption price, percentage						100.00%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series E | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.875%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series E | Government of Canada yield plus a spread
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.44%
Unsecured Committed Term Loan
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings				$ 152	$ 110		$ 139	$ 102
Line of credit facility, maximum borrowing capacity				$ 972											$ 700		$ 972	$ 700

[1]	We have presented amounts from the previous period to make them consistent with the presentation for the current period.